REVENUES (Details Textual)	12 Months Ended
	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($) oz
Disclosure Of Revenue [Line Items]
Unearned revenue	$ 580,000	$ 2,301,000
Metalla Royalty & Streaming Ltd [Member]
Disclosure Of Revenue [Line Items]
Gold Royalty	100.00%
Ounces of royalty payable annually | oz	1,000
Net smelter royalty payments	$ 400,000	$ 500,000
Sandstorm Gold Ltd. [Member] | Santa Elena [Member]
Disclosure Of Revenue [Line Items]
Percent of gold production required to be sold	20.00%
Gold, selling price, per ounce	$ 450
Purchase agreement, annual inflation increase, percent	1.00%
Gold sold during period (Ounce) | oz	47	1,094
Gold sold during period, average price	$ 482	$ 473
Orogen Royalties Inc [Member] | Santa Elena [Member]
Disclosure Of Revenue [Line Items]
Net smelter royalty percentage	2.00%
Accrued net smelter royalty	$ 11,300,000	$ 8,700,000
Wheaton Precious Metals International Ltd [Member]
Disclosure Of Revenue [Line Items]
Ounces of gold delivered during period	28,746	42,172
Per-ounce price of gold delivered during the period	$ 635	$ 628
Wheaton Precious Metals International Ltd [Member] | San Dimas [Member]
Disclosure Of Revenue [Line Items]
New stream agreement, percentage of gold equivalent production, counter party	25.00%
New stream agreement, ongoing payments, upper range limit	$ 600
New stream agreement, percentage of annual inflation adjustment	1.00%